CAPITAL STOCK	12 Months Ended
Dec. 31, 2018
Statements Line Items
CAPITAL STOCK [Text Block]

9.CAPITAL STOCK

Authorized:

Unlimited Class A non-cumulative, preferred shares without par value, of which 5,000,000 are designated Class A, convertible, voting, preferred shares. No preferred shares have been issued.

Unlimited common shares without par value.

Issued:

(a)Common shares

During the year ended December 31, 2018, the Company issued 250,000 shares with a fair value of $131,527 pursuant to achieving the third milestone of the technology development agreement (Note 8). These common shares were recorded as shares to be issued at December 31, 2017.

During the year ended December 31, 2018, the Company issued 8,334 common shares pursuant to the exercise of stock options for gross proceeds of $2,500. Fair value previously recognized on options exercised of $1,263 was reclassified from reserves to capital stock.

During the year ended December 31, 2017, the Company issued 250,000 common shares with a fair value of $192,946 pursuant to the technology development agreement (Note 8) and 250,000 shares with a fair value of $208,486 pursuant to achieving the second milestone of the technology development agreement (Note 8).

During the year ended December 31, 2016, the Company issued 340,000 common shares pursuant to the exercise of share purchase options for gross proceeds of $152,126. Fair value previously recognized on options exercised of $162,554 was reclassified from reserves to capital stock.

(b)Stock options

The Company has a stock option plan (the "Plan") available to employees, directors, officers and consultants with grants under the Plan approved from time to time by the Board of Directors. Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares. Each option can be exercised to acquire one common share of the Company. The exercise price for an option granted under the Plan may not be less than the market price at the date of grant less a specified discount dependent on the market price.

Options to purchase common shares have been granted to directors, employees and consultants as follows:

Exercise		Year Ended				Year Ended
Price	Expiry	December 31,				December 31,
	Date	2017	Granted	Exercised	Expired	2018
$0.30(USD)	November 28, 2022	825,000	-	8,334	(66,666)	750,000
$0.90(USD)	July 6, 2022	50,000	-	-	-	50,000
$0.70(CAD)	October 7, 2019	28,571	-	-	-	28,571
$6.85(CAD)	November 14, 2019	100,000	-	-	-	100,000
$1.30(USD)	August 18, 2021	1,325,000	-	-	(150,000)	1,175,000
$0.50(USD)	August 20, 2023	-	750,000	-	-	750,000
$0.57(USD)	April 17, 2023	-	200,000	-	-	200,000
Total outstanding		2,328,571	950,000	(8,334)	(216,666)	3,053,571
Total exercisable		845,238				1,353,571

Exercise		Year Ended				Year Ended
Price	Expiry	December 31,				December 31,
	Date	2016	Granted	Exercised	Expired	2017
$1.45(USD)	March 31, 2017	670,000	-	-	(670,000)	-
$2.12(USD)	August 25, 2017	400,000	-	-	(400,000)	-
$0.70(CAD)	October 7, 2019	28,571	-	-	-	28,571
$6.85(CAD)	November 14, 2019	100,000	-	-	-	100,000
$1.30(USD)	August 18, 2021	1,325,000	-	-	-	1,325,000
$0.90(USD)	July 6, 2022	-	50,000	-	-	50,000
$0.30(USD)	November 28, 2022	-	825,000	-	-	825,000
Total outstanding		2,523,571	875,000	-	(1,070,000)	2,328,571
Total exercisable		1,198,571				845,238

A summary of the Company's stock options as at December 31, 2018 and 2017, and changes for the years then ended are as follows:

		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2016	2,523,571	$1.61
Granted	875,000	$0.33
Expired	(1,070,000)	$1.70
Outstanding, December 31, 2017	2,328,571	$1.11
Granted	950,000	$0.51
Exercised	(8,334)	$0.30
Expired	(216,666)	$0.99
Outstanding, December 31, 2018	3,053,571	$0.92

The weighted average contractual life for the remaining options at December 31, 2018 is

3.49 years (2017 - 4.01). The weighted average share price on the date of exercise for options exercised during the year ended December 31, 2018 was $0.64.

Share-based expense

Share-based expense of $403,548 (2017 - $469,187; 2016 - $285,745) was recognized in the year ended December 31, 2018 for stock options. The share-based expense relates to options granted during December 31, 2018, 2017 and 2016, which vest over time.

The fair value of stock options is determined using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Risk-free interest rate (average)	2.15%	1.56%	0.58%
Estimated volatility (average)	66.56%	61.95%	64.76%
Expected life in years	5.00	5.00	4.18
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%	0.00%
Grant date fair value per option	$0.29	$0.17	$0.63

Option pricing models require the use of highly subjective estimates and assumptions. The expected volatility assumption is based on the historical and implied volatility of the Company's common share price on the TSX. The risk-free interest rate assumption is based on yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options' expected life. The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model.